Quarterly Report
November 30, 2019
MFS®  New Discovery Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.3%
Aerospace – 4.6%
CACI International, Inc., “A” (a)	102,150	$24,446,538
Cubic Corp.	274,841	16,366,782
FLIR Systems, Inc.	373,342	19,996,197
Kratos Defense & Security Solutions, Inc. (a)	584,803	10,561,542
		$71,371,059
Apparel Manufacturers – 2.0%
Levi Strauss & Co., “A” (l)	1,158,662	$19,442,348
Skechers USA, Inc., “A” (a)	293,761	11,815,068
		$31,257,416
Automotive – 3.3%
Hella KGaA Hueck & Co.	181,624	$9,800,662
IAA, Inc. (a)	333,379	15,112,070
Stoneridge, Inc. (a)	527,380	15,895,233
Visteon Corp. (a)	111,131	10,394,083
		$51,202,048
Biotechnology – 5.9%
10x Genomics, Inc., “A” (a)	120,692	$7,831,704
Adaptive Biotechnologies Corp. (a)	264,878	7,202,033
Aimmune Therapeutics, Inc. (a)	203,022	5,668,374
Amicus Therapeutics, Inc. (a)	1,024,086	10,732,421
Bio-Techne Corp.	71,172	15,533,289
Immunomedics, Inc. (a)	298,015	5,596,722
Morphosys AG, ADR (a)(l)	300,196	9,192,002
Neurocrine Biosciences, Inc. (a)	84,636	9,869,404
Sarepta Therapeutics, Inc. (a)	39,462	4,439,080
Tricida, Inc. (a)	202,940	8,109,482
Twist Bioscience Corp. (a)	317,085	7,556,136
		$91,730,647
Brokerage & Asset Managers – 2.8%
Hamilton Lane, Inc., “A”	325,946	$18,904,868
TMX Group Ltd.	228,638	18,379,858
WisdomTree Investments, Inc.	1,331,260	6,469,924
		$43,754,650
Business Services – 3.8%
Endava PLC, ADR (a)	282,147	$13,435,840
EVO Payments, Inc., “A” (a)	310,244	8,708,549
TriNet Group, Inc. (a)	272,744	14,932,734
WNS (Holdings) Ltd., ADR (a)	340,187	21,472,604
		$58,549,727
Chemicals – 1.1%
Ingevity Corp. (a)	191,631	$17,306,196
Computer Software – 7.0%
Altair Engineering, Inc., “A” (a)	68,034	$2,256,688
Avalara, Inc. (a)	167,883	13,099,910
DocuSign, Inc. (a)	168,144	11,973,534
Everbridge, Inc. (a)	288,299	25,353,014
Pagerduty, Inc. (a)(l)	545,231	14,203,268
Paylocity Holding Corp. (a)	148,427	18,155,591
Phreesia, Inc. (a)	319,646	8,988,445

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Zendesk, Inc. (a)	182,804	$14,441,516
		$108,471,966
Computer Software - Systems – 6.5%
Box, Inc., “A” (a)	383,902	$7,002,372
Five9, Inc. (a)	94,545	6,445,133
Pluralsight, Inc., “A” (a)	681,030	11,570,700
Proofpoint, Inc. (a)	109,829	13,035,604
Q2 Holdings, Inc. (a)	279,785	23,622,247
Rapid7, Inc. (a)	456,511	25,596,572
RealPage, Inc. (a)	253,232	13,935,357
		$101,207,985
Construction – 2.1%
Summit Materials, Inc., “A” (a)	610,475	$14,572,038
Trex Co., Inc. (a)	216,193	18,605,570
		$33,177,608
Consumer Services – 5.4%
Bright Horizons Family Solutions, Inc. (a)	121,768	$18,328,519
MakeMyTrip Ltd. (a)	611,074	15,906,256
OneSpaWorld Holdings Ltd.	955,741	15,607,251
Peloton Interactive, Inc., “A” (a)	263,061	9,267,639
Planet Fitness, Inc. (a)	342,663	25,329,649
		$84,439,314
Electrical Equipment – 3.0%
CTS Corp.	221,179	$6,055,881
Generac Holdings, Inc. (a)	262,836	25,889,346
Littlefuse, Inc.	83,199	15,093,131
		$47,038,358
Electronics – 1.8%
Monolithic Power Systems, Inc.	67,953	$10,918,688
nLIGHT, Inc. (a)	403,419	8,040,140
Silicon Laboratories, Inc. (a)	78,132	8,276,523
		$27,235,351
Entertainment – 2.5%
CTS Eventim AG	280,425	$17,115,512
Live Nation Entertainment, Inc. (a)	87,464	6,105,862
Manchester United PLC, “A”	879,873	16,260,053
		$39,481,427
Food & Drug Stores – 0.9%
Grocery Outlet Holding Corp. (a)	444,402	$14,723,038
Gaming & Lodging – 1.5%
Wyndham Hotels & Resorts, Inc.	391,674	$22,689,675
General Merchandise – 1.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	328,443	$21,480,172
Internet – 0.6%
CarGurus, Inc. (a)	230,927	$9,257,863
Leisure & Toys – 1.0%
Funko, Inc., “A” (a)(l)	1,125,891	$16,066,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.7%
Ritchie Bros. Auctioneers, Inc.	268,918	$11,560,785
Medical & Health Technology & Services – 6.9%
Charles River Laboratories International, Inc. (a)	152,743	$22,185,921
Guardant Health, Inc. (a)	127,963	9,938,886
HealthEquity, Inc. (a)	173,320	10,900,095
ICON PLC (a)	132,335	21,591,778
PRA Health Sciences, Inc. (a)	188,902	20,554,427
Teladoc Health, Inc. (a)(l)	259,763	21,752,554
		$106,923,661
Medical Equipment – 9.3%
Inspire Medical Systems, Inc. (a)	109,856	$7,795,382
iRhythm Technologies, Inc. (a)	185,534	13,375,146
Masimo Corp. (a)	102,346	15,870,794
Merit Medical Systems, Inc. (a)	521,363	14,598,164
Nevro Corp. (a)	98,860	11,050,571
OptiNose, Inc. (a)(l)	664,356	6,205,085
OrthoPediatrics Corp. (a)	436,689	17,179,345
PerkinElmer, Inc.	124,418	11,558,432
Quidel Corp. (a)	219,821	15,084,117
Silk Road Medical, Inc. (a)	175,679	6,327,958
STERIS PLC	73,881	11,166,374
TransMedics Group, Inc. (a)(l)	236,061	4,426,144
West Pharmaceutical Services, Inc.	74,877	11,009,165
		$145,646,677
Network & Telecom – 1.4%
Interxion Holding N.V. (a)	257,333	$21,883,598
Oil Services – 1.3%
Core Laboratories N.V.	319,119	$13,977,412
Patterson-UTI Energy, Inc.	704,136	6,294,976
		$20,272,388
Other Banks & Diversified Financials – 4.1%
Bank OZK	245,538	$7,287,568
Prosperity Bancshares, Inc.	176,175	12,376,294
Signature Bank	81,468	10,049,892
Texas Capital Bancshares, Inc. (a)	293,777	16,980,310
Wintrust Financial Corp.	264,468	17,960,022
		$64,654,086
Pharmaceuticals – 2.6%
BridgeBio Pharma, Inc. (a)(l)	202,345	$5,868,005
Collegium Pharmaceutical, Inc. (a)	323,779	7,035,718
Forty Seven, Inc. (a)	197,921	2,501,721
GW Pharmaceuticals PLC, ADR (a)(l)	87,817	8,966,994
Orchard RX Ltd., ADR (a)	321,588	3,662,887
Principia Biopharma, Inc. (a)	171,800	6,155,594
SpringWorks Therapeutics, Inc. (a)	244,725	5,582,177
		$39,773,096
Pollution Control – 0.5%
Casella Waste Systems, Inc., “A” (a)	181,881	$8,495,661
Railroad & Shipping – 0.2%
StealthGas, Inc. (a)	1,008,631	$3,510,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 3.2%
Big Yellow Group PLC, REIT	686,100	$9,805,409
Industrial Logistics Properties Trust, REIT	906,939	19,626,160
STAG Industrial, Inc., REIT	681,637	21,123,931
		$50,555,500
Restaurants – 1.4%
Performance Food Group Co. (a)	467,469	$21,999,091
Special Products & Services – 1.2%
Boyd Group Income Fund, IEU	126,572	$19,128,257
Specialty Chemicals – 4.1%
Axalta Coating Systems Ltd. (a)	704,734	$20,063,777
Ferro Corp. (a)	1,502,841	21,670,967
RPM International, Inc.	146,791	10,822,901
Univar Solutions, Inc. (a)	472,386	11,063,280
		$63,620,925
Specialty Stores – 1.3%
Chewy, Inc., “A” (a)	170,529	$4,222,298
Hudson Ltd., “A” (a)	1,100,571	15,308,943
		$19,531,241
Trucking – 0.9%
Schneider National, Inc.	610,266	$13,883,551
Total Common Stocks		$1,501,879,518
Investment Companies (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 1.73% (v)	55,847,130	$55,852,715
Collateral for Securities Loaned – 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.62% (j)	18,969,059	$18,969,059

Other Assets, Less Liabilities – (1.1)%		(17,080,668)
Net Assets – 100.0%		$1,559,620,624
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $55,852,715 and $1,520,848,577, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,501,879,518	$—	$—	$1,501,879,518
Mutual Funds	74,821,774	—	—	74,821,774
Total	$1,576,701,292	$—	$—	$1,576,701,292
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At November 30, 2019, the value of securities loaned was $47,146,341. These loans were collateralized by cash of $18,969,059 and U.S. Treasury Obligations (held by the lending agent) of $29,805,441.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$48,505,120	$84,071,752	$76,724,628	$(242)	$713	$55,852,715
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$258,459	$—